Quarterly Holdings Report
for
Fidelity Advisor® Global Capital Appreciation Fund
July 31, 2022
AGLO-NPRT3-0922
1.804860.118
Common Stocks - 95.6%
	Shares	Value ($)
Australia - 1.1%
Iluka Resources Ltd.	135,831	921,888
Sierra Rutile Holdings Ltd. (a)	135,831	30,521
TOTAL AUSTRALIA		952,409
Canada - 4.9%
Canadian Natural Resources Ltd. (b)	35,300	1,948,560
Canadian Pacific Railway Ltd.	8,100	638,847
GFL Environmental, Inc. (b)	28,100	776,965
Tourmaline Oil Corp.	16,600	1,040,036
TOTAL CANADA		4,404,408
Cayman Islands - 1.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	7,400	661,338
Tencent Holdings Ltd.	27,600	1,066,707
TOTAL CAYMAN ISLANDS		1,728,045
Denmark - 1.5%
DSV A/S	7,800	1,314,308
France - 5.8%
LVMH Moet Hennessy Louis Vuitton SE	4,200	2,916,290
Sartorius Stedim Biotech	1,900	756,562
Teleperformance	4,600	1,534,077
TOTAL FRANCE		5,206,929
Hong Kong - 1.6%
AIA Group Ltd.	146,200	1,468,820
India - 6.0%
Axis Bank Ltd.	217,300	1,994,250
HDFC Bank Ltd.	103,400	1,886,059
Reliance Industries Ltd.	23,900	759,264
TCNS Clothing Co. Ltd. (a)(c)	109,744	807,671
TOTAL INDIA		5,447,244
Indonesia - 1.1%
PT Bank Central Asia Tbk	1,965,200	977,216
Ireland - 2.3%
Accenture PLC Class A	6,700	2,051,942
Japan - 3.6%
Hitachi Ltd.	29,200	1,478,339
Hoya Corp.	9,300	931,782
Keyence Corp.	2,200	871,953
TOTAL JAPAN		3,282,074
Netherlands - 2.9%
Airbus Group NV	800	86,257
ASML Holding NV (Netherlands)	2,400	1,379,420
NXP Semiconductors NV	6,000	1,103,280
TOTAL NETHERLANDS		2,568,957
Switzerland - 1.3%
Roche Holding AG (participation certificate)	3,640	1,208,496
Taiwan - 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,500	1,636,880
United Kingdom - 1.6%
Discoverie Group PLC	92,175	849,738
S4 Capital PLC (a)	259,532	399,813
Starling Bank Ltd. Series D (a)(d)(e)	72,300	207,615
TOTAL UNITED KINGDOM		1,457,166
United States of America - 58.2%
Activision Blizzard, Inc.	13,900	1,111,305
Adobe, Inc. (a)	3,300	1,353,396
Alphabet, Inc. Class A (a)	34,000	3,954,880
Amazon.com, Inc. (a)	15,300	2,064,735
American Express Co.	14,100	2,171,682
AMETEK, Inc.	20,300	2,507,050
Amphenol Corp. Class A	6,300	485,919
Apple, Inc.	25,500	4,144,005
Booking Holdings, Inc. (a)	675	1,306,591
CBRE Group, Inc. (a)	15,100	1,292,862
Charles River Laboratories International, Inc. (a)	2,700	676,458
Cigna Corp.	3,600	991,296
Cintas Corp.	2,900	1,233,921
Deckers Outdoor Corp. (a)	8,200	2,568,322
Halliburton Co.	27,400	802,820
Intercontinental Exchange, Inc.	13,900	1,417,661
Interpublic Group of Companies, Inc.	49,100	1,466,617
Intuit, Inc.	2,500	1,140,425
Lam Research Corp.	2,300	1,151,173
Marvell Technology, Inc.	17,600	979,968
MasterCard, Inc. Class A	6,800	2,405,772
Meta Platforms, Inc. Class A (a)	2,700	429,570
Microsoft Corp.	21,450	6,021,873
NVIDIA Corp.	10,100	1,834,463
Pure Storage, Inc. Class A (a)	8,300	235,305
S&P Global, Inc.	5,300	1,997,729
The Boeing Co. (a)	2,800	446,068
The Home Depot, Inc.	1,400	421,316
Thermo Fisher Scientific, Inc.	1,500	897,615
UnitedHealth Group, Inc.	4,200	2,277,828
Wells Fargo & Co.	61,400	2,693,618
TOTAL UNITED STATES OF AMERICA		52,482,243
TOTAL COMMON STOCKS (Cost $70,440,104)		86,187,137

Preferred Stocks - 1.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
United States of America - 0.5%
Wasabi Holdings, Inc. Series C (a)(d)(e)	50,623	453,076
Nonconvertible Preferred Stocks - 1.0%
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.	20,000	875,704
TOTAL PREFERRED STOCKS (Cost $1,281,810)		1,328,780

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	3,325,461	3,326,126
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	1,332,117	1,332,250
TOTAL MONEY MARKET FUNDS (Cost $4,658,376)		4,658,376

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $76,380,290)	92,174,293
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(2,077,796)
NET ASSETS - 100.0%	90,096,497

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $807,671 or 0.9% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $660,691 or 0.7% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	138,336
Wasabi Holdings, Inc. Series C	3/31/21 - 4/30/21	549,998

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	4,678,689	25,466,197	26,818,760	13,454	-	-	3,326,126	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	1,086,800	14,904,235	14,658,785	1,158	-	-	1,332,250	0.0%
Total	5,765,489	40,370,432	41,477,545	14,612	-	-	4,658,376

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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